Summary of Significant Accounting Policies (Details Textual) $ in Millions	12 Months Ended
	Dec. 31, 2019 CLP ($) Segment	Dec. 31, 2018 CLP ($) Segment	Dec. 31, 2017 CLP ($)
Disclosure of detailed information about financial instruments
Gain on net foreign exchange income | $	$ 30,886	$ 2,701	$ 104,875
Threshold retiring period for specified employees to whom payments are made	30 years
Estimated useful life	6 years
Threshold nonperforming period for substandard loans	30 days
Minimum number of installments overdue to be classified as non-compliant	1
Threshold past due period for non-complying loans	90 days
Minimum [Member]
Disclosure of detailed information about financial instruments
Voting rights	20.00%
Maximum [Member]
Disclosure of detailed information about financial instruments
Voting rights	50.00%
Staff Severance Indemnities Plan [Member]
Disclosure of detailed information about financial instruments
Discount rate for long term	3.17%	4.25%
Past service costs | $	$ 0
EUR [Member]
Disclosure of detailed information about financial instruments
Foreign exchange rate	843.31	793.96
USD [Member]
Disclosure of detailed information about financial instruments
Foreign exchange rate	751.88	693.60
JPY [Member]
Disclosure of detailed information about financial instruments
Foreign exchange rate	6.91	6.29